Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

Note 6 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2022 and December 31, 2021 inventories consisted of the following:

	December 31,	December 31,
	2022	2021
Finished goods	$3,915,456	$22,433,140

No inventory write-down was recorded for the years ended 2022, 2021 and 2020.